Other Income and Expense	12 Months Ended
Dec. 31, 2020
Disclosure of other operating income (expense) [Abstract]
Other Income and Expense
37.	Other Income and Expenses

(1)	Other income for the years ended December 31, 2018, 2019 and 2020 are as follows:

		2018	2019	2020
		In millions of won
Reversal of other provisions	￦	12,700	16,542	25,826
Reversal of other allowance for doubtful accounts		143	—	2,465
Gains on government grants		482	281	269
Gains on assets contributed		17,336	6,921	24,324
Gains on liabilities exempted		10,303	916	1,314
Compensation and reparations revenue		89,901	113,292	95,407
Revenue from research contracts		6,818	5,276	4,001
Income related to transfer of assets from customers		594,548	604,808	643,477
Rental income		186,631	191,088	193,567
Others		51,032	58,849	45,798

	￦	969,894	997,973	1,036,448

(2)	Details of “others” included in other income for the years ended December 31, 2018, 2019 and 2020 are as follows:

		2018	2019	2020
		In millions of won
Refund of claim for rectification	￦	8,933	1,969	11,880
Adjustment of research project		2,267	3,294	2,150
Maintenance expenses on lease building		176	153	2,785
Training expenses		3,220	3,167	3,852
Deposit redemption		7	436	314
Reversal of expenses on litigation		753	9,926	620
Revenue on royalty fee		6,909	—	—
Reimbursement of insurance fee		7,145	610	22
Gains on guarantee contracts		39	135	134
Others		21,583	39,159	24,041

	￦	51,032	58,849	45,798

(3)	Other expenses for the years ended December 31, 2018, 2019 and 2020 are as follows:

		2018	2019	2020
		In millions of won
Compensation and indemnification expense	￦	23,437	403	11,959
Accretion expenses of other provisions		41,924	7,939	17,991
Depreciation expenses on investment properties		923	5,069	1,453
Depreciation expenses on idle assets		6,547	6,542	6,604
Other bad debt expense		17,827	29,348	32,503
Donations		63,743	64,752	316,981
Others		76,929	127,860	30,229

	￦	231,330	241,913	417,720

(4)	Details of “others” included in other expenses for the years ended December 31, 2018, 2019 and 2020 are as follows:

		2018	2019	2020
		In millions of won
Operating expenses related to the idle assets	￦	47	49	46
Research grants		461	399	91
Supporting expenses on farming and fishing village		13,537	13,991	16,115
Operating expenses on fitness center		4,788	5,234	5,101
Expenses on adjustment of research and development grants		404	554	720
Taxes and dues		199	188	253
Expenses on R&D supporting		53	67	242
Others		57,440	107,378	7,661

	￦	76,929	127,860	30,229